HIRE PURCHASE	12 Months Ended
Dec. 31, 2024
Hire Purchase
HIRE PURCHASE

10. HIRE PURCHASE

On April 30, 2021, the Company through subsidiary acquired a motor vehicle amounted $69,148 financed by $36,006 hire purchase loan for 36 months at a fixed flat rate of 1.88% per annum with first installment commencing June 5, 2021 and monthly installment amounted approximately $1,063. Remaining balance finance through cash in hand.

For the year ended December 31, 2024, the Company repaid $4,789 in hire purchase loan with no outstanding amount as of December 31, 2024.